FINAL REPORT                                    November 16, 1995

Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549-1004

Re: Rule 24f-2 Notice for The First Trust Special Situations
    Trust Series 085, File No. 33-50941

Gentlemen:

As sponsor of The First Trust Special Situations Trust Series 085, we are submitting the information required by Rule
24f-2 promulgated under the investment Company Act of 1940, as amended. We also are enclosing the opinion of counsel specified in paragraph (b)(1)(v) of said Rule. The filing fee indicated below has been, or will be, sent by wire transfer to the SEC's account in payment of the fee prescribed by paragraph (c) of said Rule.
(i)   Fiscal year for which notice is filed: Year ended
      July 31, 1995
(ii)  Number of securities registered other than pursuant to
      Rule 24f-2 and remaining unsold at the beginning of the
      above fiscal year: 0
(iii) Number of securities registered other than pursuant to
      Rule 24f-2 during the above fiscal year: 0
(iv)  Number of securities sold during the above fiscal year:
      1,244,337
(v) Number of securities sold in reliance upon registration pursuant to Rule 24f-2 during the above fiscal year*:
      1,244,337
___________________________________
(1)   Aggregate sales price to the public
      of securities sold in reliance upon
      registration pursuant to Rule 24f-2:       $12,540,379.46
(2)   Less actual aggregate redemption or
      repurchase price of securities during
      the fiscal year:                           $0
(3)   Plus actual aggregate redemption or
      repurchase price of securities
      previously applied in filings pursuant
      to Section 24(e)(1):                             -0-

                                                 $12,540,379.46

       Amount of filing fee computed at one
       fiftieth of one percent (1/50th of 1%)
       of above total:                           $2,508.08

 Very truly yours,

 Nike Securities L.P.

 By
   Carlos E. Nardo
   Senior Vice President